January 23, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard New York Tax-Free Funds (the “Trust”)
File No. 33-02908

Commissioners:

Enclosed is the 53rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this
Amendment are to (1) implement changes to the security selection language in the statutory prospectus for Vanguard New York Long-Term Tax-Exempt Fund and (2) effect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of March 28, 2018, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b)
filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.
Please contact me at (610)669-7310 with any questions or comments concerning the enclosed
Amendment.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission